Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tema U.S. Manufacturing & Reshoring ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.19%	17.05%
Tema Durable Quality ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.64%	12.01%
Tema Electrification ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	25.96%
Tema Heart & Health ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	23.64%	3.60%
Tema Oncology ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	42.78%	(5.33%)